LOSS PER SHARE (Schedule of Diluted Loss Per Ordinary Share) (Details) - shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Basic EPS Denominator	183,376,218	152,885,033
Class A Ordinary shares [Member]
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Basic EPS Denominator	183,376,218	152,885,033
Issuable on conversion of Exchangeable notes	38,391	38,391
Issuable on conversion of Convertible notes	24,691,358	24,691,358
Issuable on exercise of options	0	515,678
Issuable on exercise of warrants	0	0
Basic (loss)/earnings per share denominator	208,105,967	178,130,460